Summarised financial information - Summary of Unconsolidated Equity Results (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 52,934	£ 75,710	£ 67,401	£ 62,955
Share capital	614	614
Perpetual hybrid bonds	1,685	1,685
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Total equity	36,360	36,682
Share capital	614	614
Share premium	112	113
Perpetual hybrid bonds	1,685	1,685
Other equity	£ 33,949	£ 34,270